NET INCOME PER UNIT (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Jul. 31, 2018	Jun. 01, 2017	Mar. 31, 2018	Mar. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net Income (loss)			$ 23,978	$ 26,713
Distributions declared			23,806	21,135
Earnings less distributions			(2,571)	3,473
Net income attributable to the partners			$ 21,235	$ 24,608
Weighted-average units outstanding - basic (in shares)			42,129,377	26,042,248
Weighted-average units outstanding - diluted (in shares)			42,236,092	26,127,441
Net income per limited partner unit - basic (in dollars per share)			$ 0.43	$ 0.55
Net income per limited partner unit - diluted (in dollars per share)			$ 0.43	$ 0.55
Phantom Unit Award [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			0	0
Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared			$ 20,847	$ 12,141
Earnings less distributions			(2,571)	2,063
Net income attributable to the partners			18,276	14,204
Limited Partner, Subordinated Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared			0	7,308
Earnings less distributions				1,410
Net income attributable to the partners				$ 8,718
Weighted-average units outstanding - basic (in shares)				15,886,553
Weighted-average units outstanding - diluted (in shares)				15,886,553
Net income per limited partner unit - basic (in dollars per share)				$ 0.55
Net income per limited partner unit - diluted (in dollars per share)				$ 0.55
Partners' Capital Account, Units, Converted		15,886,553
Incentive Distribution Rights - PBF LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared			2,959	$ 1,686
Earnings less distributions			0	0
Net income attributable to the partners			2,959	1,686
Limited Partner [Member] | Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared			$ 0	0
PBF LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Distributions declared				$ 3,425
Subsequent Event [Member] | Development Assets Acquisition [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Issued During Period, Value, New Issues	$ 31,586
Shares, Issued	1,494,134